ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable Net
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Accounts receivable – third parties	$3,520,400	$2,591,154	$332,199
Less: allowance for expected credit losses	(855,652)	(1,080,870)	(138,573)

Accounts receivable, net	$2,664,748	$1,510,284	$193,626

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for expected credit losses:

	Years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	USD

Balance at April 1,	$181,889	$297,107	$855,652	$109,699

Written-off	(97,500)	-	-
Allowance for expected credit losses	212,718	558,069	225,347	28,891
Exchange translation difference	-	476	(129)	(17)

Balance at March 31,	$297,107	$855,652	$1,080,870	$138,573